Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Deferred underwriting fee payable	$ 11,100,000	$ 1,500,000
Cash equivalents and resticted cash balances		0
Cash and cash equivalents	49,300,000	2,200,000
Finance Lease, Liability	0	0
Goodwill and Intangible Asset Impairment	0	0
Share-Based Payment Arrangement, Expense	0	0
Foreign Currency Transaction Loss, before Tax	0.2
Federal Depository Insurance coverage Limit	$ 250,000,000
Highly Liquid Investments With an Original Maturity Description	90 days
Restricted Cash, Current	$ 251,000	0
US Treasury and Government [Member]
Summary of Significant Accounting Policies [Line Items]
Debt Securities	30,600,000
U S Government Money Market Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Debt Securities	9,200,000
Mutual Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Debt Securities	5,100,000
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts Receivable, Allowance for Credit Loss		400,000
Accounts Receivable, after Allowance for Credit Loss	$ 0	$ 500,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	98.00%	98.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage		100.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member] | First Customer In Two Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	77.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member] | Second Customer In Two Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	21.00%